Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 306,759	$ 296,253
Carrying amount of associated liabilities	306,124	295,970
Fair value of transferred assets	305,121	296,343
Fair value of associated liabilities	304,847	296,274
Fair value of net position	274	69
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	32,812	34,052
Carrying amount of associated liabilities	32,177	33,769
Fair value of transferred assets	31,174	34,142
Fair value of associated liabilities	30,900	34,073
Fair value of net position	274	69
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	258,615	252,920
Carrying amount of associated liabilities	258,615	252,920
Fair value of transferred assets	258,615	252,920
Fair value of associated liabilities	258,615	252,920
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	15,332	9,281
Carrying amount of associated liabilities	15,332	9,281
Fair value of transferred assets	15,332	9,281
Fair value of associated liabilities	$ 15,332	$ 9,281